Income Taxes - Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Mar. 01, 2015	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Income Tax Expense Reconciliation [Abstract]
Income tax expense at U.S. federal statutory rate										$ 142,541	$ 108,639	$ 53,849
State income taxes, net of U.S. federal impact										6,943	8,938	7
Impact of foreign operations										(28,727)	(7,286)	(5,296)
Reassessment of tax liabilities										(2,387)	(7,577)	(3,466)
Deduction related to subsidiaries										(6,788)	(8,060)	0
Write-off of deferred tax assets										0	1,718	4,899
Other, including non-deductible expenses										4,469	4,135	(448)
Total	$ 28,693	$ 39,301	$ 32,713	$ 10,862	$ 33,175	$ 41,940	$ 30,858	$ 7,887	$ 19,822	$ 116,051	$ 100,507	$ 49,545
Effective Income Tax Rate Reconciliation [Abstract]
U.S. federal statutory rate (percent)										35.00%	35.00%	35.00%
State income taxes, net of U.S. federal impact (percent)										1.70%	2.90%	0.00%
Impact of foreign operations (percent)										(7.10%)	(2.30%)	(3.40%)
Reassessment of tax liabilities due to change in estimate (percent)										(0.60%)	(2.40%)	(2.30%)
Effective Income Tax Rate Reconciliation, Deduction for Investment in Affiliate										(1.70%)	(2.60%)	0.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost										0.00%	0.60%	3.20%
Other, including non-deductible expenses (percent)										1.20%	1.20%	(0.30%)
Total	32.30%				33.40%					28.50%	32.40%	32.20%